SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 2,980	$ 2,982	$ 2,625
Other income	57	50	47
Direct operating costs	(1,012)	(1,036)	(978)
Share of Adjusted EBITDA from equity accounted investments	11	68	2
Management service costs	(108)	(80)	(82)
Interest expense - borrowings	(682)	(705)	(632)
Current	(65)	(30)	(39)
Depreciation	(798)	(819)	(782)
Gains (losses) on change in fair value of derivatives	(33)	(34)	(46)
Deferred income tax (recovery) expense	(14)	(89)	49
Other	(91)	(82)	(15)
Share of net income	11	68	2
Net income attributable to participating non-controlling interests	262	297	(53)
Solar
Disclosure of operating segments [line items]
Net Income Loss Attributable To Unit Holders		33
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues	2,021	1,930	1,679
Other income	88	46	40
Direct operating costs	(665)	(653)	(577)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	1,444	1,323	1,142
Management service costs	(108)	(80)	(82)
Interest expense - borrowings	(470)	(486)	(407)
Current	(35)	(17)	(18)
Preferred limited partners equity	(44)	(38)	(28)
Preferred equity	(26)	(26)	(26)
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	761	676	581
Depreciation	(650)	(630)	(539)
Gains (losses) on change in fair value of derivatives	(30)	(2)	(47)
Deferred income tax (recovery) expense	69	85	(25)
Other	(209)	(87)	(26)
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	(59)	42	(56)
Attributable to Unitholders | Brazil
Disclosure of operating segments [line items]
Deferred income tax (recovery) expense			0
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues	905	893	945
Other income	13	12	1
Direct operating costs	(286)	(286)	(281)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	632	619	665
Management service costs	0	0	0
Interest expense - borrowings	(156)	(172)	(180)
Current	(7)	(4)	1
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	469	443	486
Depreciation	(227)	(231)	(220)
Gains (losses) on change in fair value of derivatives	11	(1)	(12)
Deferred income tax (recovery) expense	(27)	(1)	(67)
Other	(76)	(21)	(17)
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	150	189	170
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues	234	244	243
Other income	19	5	12
Direct operating costs	(72)	(76)	(77)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	181	173	178
Management service costs	0	0	0
Interest expense - borrowings	(20)	(22)	(18)
Current	(11)	(9)	(12)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	150	142	148
Depreciation	(84)	(136)	(142)
Gains (losses) on change in fair value of derivatives	(5)	(1)	(3)
Deferred income tax (recovery) expense	4	1	2
Other	(6)	(3)	(8)
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	59	3	(3)
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues	237	216	191
Other income	0	4	2
Direct operating costs	(93)	(94)	(94)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	144	126	99
Management service costs	0	0	0
Interest expense - borrowings	(34)	(38)	(42)
Current	(9)	(2)	(5)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	101	86	52
Depreciation	(21)	(18)	(26)
Gains (losses) on change in fair value of derivatives	(2)	7	(3)
Deferred income tax (recovery) expense	(4)	18	(10)
Other	(2)	(6)	6
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	72	87	19
Attributable to Unitholders | Wind
Disclosure of operating segments [line items]
Management service costs		0
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues	223	219	161
Other income	2	2	0
Direct operating costs	(62)	(64)	(42)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	163	157	119
Management service costs	0		0
Interest expense - borrowings	(66)	(63)	(45)
Current	(3)	(1)	0
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	94	93	74
Depreciation	(157)	(122)	(90)
Gains (losses) on change in fair value of derivatives	(2)	2	1
Deferred income tax (recovery) expense	24	20	28
Other	(23)	(11)	(4)
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	(64)	(18)	9
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues	37	42	26
Other income	0	0	0
Direct operating costs	(9)	(9)	(4)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	28	33	22
Management service costs	0	0	0
Interest expense - borrowings	(8)	(9)	(6)
Current	(1)	0	0
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	19	24	16
Depreciation	(17)	(13)	(7)
Gains (losses) on change in fair value of derivatives	(3)	(10)	0
Deferred income tax (recovery) expense	0	0
Other	2	0	2
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	1	1	11
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues	95	73	46
Other income	4	11	0
Direct operating costs	(32)	(27)	(20)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	67	57	26
Management service costs	0	0	0
Interest expense - borrowings	(17)	(17)	(10)
Current	(2)	(2)	(1)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	48	38	15
Depreciation	(47)	(43)	(25)
Gains (losses) on change in fair value of derivatives	(10)	9	(14)
Deferred income tax (recovery) expense	11	2	5
Other	(9)	(1)	4
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	(7)	5	(15)
Attributable to Unitholders | Wind | Asia
Disclosure of operating segments [line items]
Revenues	20	12
Other income	0	0
Direct operating costs	(4)	(4)
Share of Adjusted EBITDA from equity accounted investments	0	0
Adjusted EBITDA	16	8
Management service costs	0	0
Interest expense - borrowings	(5)	(4)
Current	(1)	1
Preferred limited partners equity	0	0
Preferred equity	0	0
Share of interest and cash taxes from equity accounted investments	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0
Funds From Operations	10	5
Depreciation	(5)	(2)
Gains (losses) on change in fair value of derivatives	1	3
Deferred income tax (recovery) expense	0	0
Other	0	(2)
Share of earnings from equity accounted investments	0	0
Net income attributable to non-controlling interests	0	0
Net Income Loss Attributable To Unit Holders	6	4
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues	183	146	8
Other income	17	5	0
Direct operating costs	(38)	(34)	(2)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	162	117	6
Management service costs	0	0	0
Interest expense - borrowings	(59)	(45)	(3)
Current	0	0	(1)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0		0
Share of Funds From Operations attributable to non-controlling interests	0		0
Funds From Operations	103	72	2
Depreciation	(65)	(40)	(4)
Gains (losses) on change in fair value of derivatives	1	(9)	(1)
Deferred income tax (recovery) expense	15	21	1
Other	(49)	(11)	(3)
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	5		(5)
Attributable to Unitholders | Storage and Other
Disclosure of operating segments [line items]
Revenues	87	85	59
Other income	0	0	6
Direct operating costs	(46)	(36)	(32)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	41	49	33
Management service costs	0	0	0
Interest expense - borrowings	(13)	(17)	(14)
Current	(1)	0	0
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	27	32	19
Depreciation	(23)	(23)	(25)
Gains (losses) on change in fair value of derivatives	(3)	(2)	0
Deferred income tax (recovery) expense	0	0	0
Other	0	(9)	0
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	1	(2)	(6)
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Other income	33	7	19
Direct operating costs	(23)	(23)	(25)
Share of Adjusted EBITDA from equity accounted investments	0	0	0
Adjusted EBITDA	10	(16)	(6)
Management service costs	(108)	(80)	(82)
Interest expense - borrowings	(92)	(99)	(89)
Current	0	0	0
Preferred limited partners equity	(44)	(38)	(28)
Preferred equity	(26)	(26)	(26)
Share of interest and cash taxes from equity accounted investments	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	(260)	(259)	(231)
Depreciation	(4)	(2)	0
Gains (losses) on change in fair value of derivatives	(18)	0	(15)
Deferred income tax (recovery) expense	46	24	16
Other	(46)	(23)	(6)
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	(282)	(260)	(236)
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues	(379)	(286)	(74)
Other income	(17)	(7)	(11)
Direct operating costs	108	86	28
Share of Adjusted EBITDA from equity accounted investments	288	207	57
Adjusted EBITDA	0	0	0
Management service costs	0	0	0
Interest expense - borrowings	104	82	21
Current	9	3	1
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	(113)	(85)	(22)
Share of Funds From Operations attributable to non-controlling interests	0	0	0
Funds From Operations	0	0	0
Depreciation	155	96	22
Gains (losses) on change in fair value of derivatives	9	(3)	2
Deferred income tax (recovery) expense	(41)	(50)	(3)
Other	55	19	12
Share of earnings from equity accounted investments	(178)	(62)	(33)
Net income attributable to non-controlling interests	0	0	0
Net Income Loss Attributable To Unit Holders	0	0	0
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Revenues	1,338	1,338	1,020
Other income	(14)	11	18
Direct operating costs	(455)	(469)	(429)
Share of Adjusted EBITDA from equity accounted investments	26	20	0
Adjusted EBITDA	895	900	609
Management service costs	0	0	0
Interest expense - borrowings	(316)	(301)	(246)
Current	(39)	(16)	(22)
Preferred limited partners equity	0	0	0
Preferred equity	0	0	0
Share of interest and cash taxes from equity accounted investments	(12)	(12)	0
Share of Funds From Operations attributable to non-controlling interests	(528)	(571)	(341)
Funds From Operations	0	0	0
Depreciation	(303)	(285)	(265)
Gains (losses) on change in fair value of derivatives	(12)	(29)	(1)
Deferred income tax (recovery) expense	(14)	54	(21)
Other	63	(14)	(1)
Share of earnings from equity accounted investments	0	0	0
Net income attributable to non-controlling interests	266	274	288
Net Income Loss Attributable To Unit Holders	0	0	0
As per IFRS Financials
Disclosure of operating segments [line items]
Revenues	2,980	2,982	2,625
Other income	57	50	47
Direct operating costs	(1,012)	(1,036)	(978)
Share of Adjusted EBITDA from equity accounted investments	314	227	57
Management service costs	(108)	(80)	(82)
Interest expense - borrowings	(682)	(705)	(632)
Current	(65)	(30)	(39)
Preferred limited partners equity	(44)	(38)	(28)
Preferred equity	(26)	(26)	(26)
Share of interest and cash taxes from equity accounted investments	(125)	(97)	(22)
Share of Funds From Operations attributable to non-controlling interests	(528)	(571)	(341)
Depreciation	(798)	(819)	(782)
Gains (losses) on change in fair value of derivatives	(33)	(34)	(46)
Deferred income tax (recovery) expense	14	89	(49)
Other	(91)	(82)	(15)
Share of earnings from equity accounted investments	(178)	(62)	(33)
Net income attributable to non-controlling interests	266	274	288
Net Income Loss Attributable To Unit Holders	$ (59)	$ 42	$ (56)